Other Income - Summary of Other Income (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Material income [abstract]
Income from operating leases	¥ 32,733	¥ 34,426	¥ 40,337
Income related to disposal of assets leased	29	1,233	2,744
Income related to IT solution services	11,428	12,836	19,880
Gains on disposal of property, plant and equipment, and other intangible assets	1,708	3,035	1,862
Reversal of impairment losses of investments in associates and joint ventures	2,059	9,930
Gains on step acquisition of subsidiaries		405	22,040
Others	60,770	76,358	68,768
Total other income	¥ 108,727	¥ 138,223	¥ 155,631